December 6, 2010

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Variable Insurance Funds File No. 33-32216

Commissioners:

Enclosed is the 52nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on October 7, 2010, to make an advisor change to the Growth Portfolio, a series of the above mentioned Trust. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of December 6, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5804.

Sincerely,

Frances T. Han
Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Mark A. Cowan, Esq.
U.S. Securities and Exchange Commission